Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Share Capital	Share Premium account	Capital redemption reserve.	Merger reserve.	Other reserves	Retained earnings.	Total attributable to owners	Non-controlling interests.	Total
Equity at beginning of period at Dec. 31, 2015	$ 316	$ 4,304	$ 153	$ 448	$ 1,435	$ 11,834	$ 18,490	$ 19	$ 18,509
Profit for the period						3,499	3,499	(93)	3,406
Other comprehensive (loss) income						(1,777)	(1,777)	(1)	(1,778)
Transfer to other reserves					11	(11)
Dividends						(3,540)	(3,540)		(3,540)
Dividends paid by subsidiary to non-controlling interest								(13)	(13)
Acerta Pharma put option (Note 25)						(1,825)	(1,825)		(1,825)
Changes in non-controlling interest (Note 25)								1,903	1,903
Issue of Ordinary Shares		47					47		47
Share-based payments charge for the period						241	241		241
Settlement of share plan awards						(281)	(281)		(281)
Net movement		47			11	(3,694)	(3,636)	1,796	(1,840)
Equity at end of period at Dec. 31, 2016	316	4,351	153	448	1,446	8,140	14,854	1,815	16,669
Profit for the period						3,001	3,001	(133)	2,868
Other comprehensive (loss) income						639	639		639
Transfer to other reserves					(18)	18
Dividends						(3,543)	(3,543)		(3,543)
Issue of Ordinary Shares	1	42					43		43
Share-based payments charge for the period						220	220		220
Settlement of share plan awards						(254)	(254)		(254)
Net movement	1	42			(18)	81	106	(133)	(27)
Equity at end of period at Dec. 31, 2017	317	4,393	153	448	1,428	8,221	14,960	1,682	16,642
Profit for the period						2,155	2,155	(105)	2,050
Other comprehensive (loss) income						(1,058)	(1,058)	(1)	(1,059)
Transfer to other reserves					12	(12)
Dividends						(3,539)	(3,539)		(3,539)
Issue of Ordinary Shares		34					34		34
Share-based payments charge for the period						219	219		219
Settlement of share plan awards						(212)	(212)		(212)
Net movement		34			12	(2,538)	(2,492)	(106)	(2,598)
Equity at end of period at Dec. 31, 2018	$ 317	$ 4,427	$ 153	$ 448	$ 1,440	5,683	12,468	$ 1,576	14,044
Adoption of new accounting standard						$ (91)	$ (91)		$ (91)